JOINT ARRANGEMENTS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of financial position [Abstract]
Non Current assets	$ 334,838,690	$ 336,382,939
Current Assets	77,253,535	69,136,977
Total Assets	412,092,225	405,519,916	$ 378,098,311
Non Current Liabilities	123,674,160	131,148,096
Current Liabilities	21,193,776	39,465,333
Total liabilities	144,867,936	170,613,429	183,964,125
Consolidated Statements of comprehensive income [Abstract]
Gross profit	68,483,225	80,476,417	83,225,652
Operating loss	52,448,697	66,391,711	60,689,410
Comprehensive income	$ 32,317,802	40,772,312	9,662,214
UT [Member]
Joint Arrangements [Abstract]
Ownership interest percentage	51.00%
Consolidated Statements of financial position [Abstract]
Non Current assets	$ 0	0
Current Assets	72,020	368,325
Total Assets	72,020	368,325
Non Current Liabilities	0	0
Current Liabilities	278,622	739,043
Total liabilities	278,622	739,043
Consolidated Statements of comprehensive income [Abstract]
Gross profit	27	53	13,415
Operating loss	(7,854)	(15,299)	(3,719)
Net Financial results	141,140	274,931	220,157
Comprehensive income	$ 133,286	$ 259,632	$ 216,438